Document and Entity Information	Aug. 27, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 27, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-38052
Entity Registrant Name	Forte Biosciences, Inc.
Entity Central Index Key	0001419041
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	26-1243872
Entity Address, Address Line One	3060 Pegasus Park Dr
Entity Address, Address Line Two	Building 6
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75247
City Area Code	310
Local Phone Number	618-6994
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	FBRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false